Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Earnings per share
Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2021, 2022 and 2023 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Net income attributable to Sony Group Corporation’s stockholders	1,029,610	882,178	937,126
Adjustment amount to net income attributable to Sony Group Corporation’s stockholders for diluted EPS computation:
Zero coupon convertible bonds	385	163	51

Net income attributable to Sony Group Corporation’s stockholders for diluted EPS computation	1,029,995	882,341	937,177

	Thousands of shares
	Fiscal year ended March 31
	2021	2022	2023
Weighted-average shares outstanding for basic EPS computation	1,230,480	1,239,299	1,235,701
Effect of dilutive securities:
Stock acquisition rights and other	4,474	5,470	3,646
Zero coupon convertible bonds	15,392	6,491	2,030

Weighted-average shares for diluted EPS computation	1,250,346	1,251,260	1,241,377

	Yen
	Fiscal year ended March 31
	2021	2022	2023
Basic EPS	836.75	711.84	758.38

Diluted EPS	823.77	705.16	754.95